Earnings Per Share - Additional information (Detail) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Class of Warrant or Right [Line Items]
Incremental shares unexercised options	742,250
Incremental common shares attributable to warrants	1,692,831
Unexcercised Warrants That Were Out Of Money [Member]
Class of Warrant or Right [Line Items]
Antidilutive securities excluded from the computation of earnings per share	2,310,268	8,376,119
Class E Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding	7,599,999